Consolidated Statement of Income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Consolidated Statement of Income [Line Items]
Interest and similar income	[1]	€ 24,793	€ 23,542	[2]	€ 25,143	[2]
Interest expense		11,601	11,164		10,436
Net interest income		13,192	12,378		14,707
Provision for credit losses		525	525		1,383
Net interest income after provision for credit losses		12,667	11,853		13,324
Commissions and fee income		10,039	11,002		11,744
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		1,332	2,926		1,401
Net gains (losses) on financial assets at amortized cost		2
Net gains (losses) on financial assets at fair value through other comprehensive income		317
Net gains (losses) on financial assets available for sale			479		653
Net income (loss) from equity method investments		219	137		455
Other income (loss)		215	(475)		1,053
Total noninterest income		12,124	14,070		15,307
Compensation and benefits		11,814	12,253		11,874
General and administrative expenses		11,286	11,973		15,454
Policyholder benefits and claims		0	0		374
Impairment of goodwill and other intangible assets		0	21		1,256
Restructuring activities		360	447		484
Total noninterest expenses		23,461	24,695		29,442
Income (loss) before income taxes		1,330	1,228		(810)
Income tax expense (benefit)		989	1,963		546
Net income (loss)		341	(735)		(1,356)
Net income (loss) attributable to noncontrolling interests		75	15		45
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 267	€ (751)		€ (1,402)

[1]	Interest and similar income included EUR16.8billion for the year ended December31, 2018 calculated based on effective interest method.
[2]	Interest and similar income included EUR16.8billion for the year ended December31, 2018 calculated based on effective interest method.